UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		June 30, 2011 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Educational Services
44,500	Capella Education Co. *	1,862,325
11,100	Strayer Education, Inc.	1,402,929
Educational Services Total		3,265,254
Retail
15,000	Hibbett Sports, Inc. *	610,650
Textile Apparel & Shoes
170,000	Iconix Brand Group, Inc. *	4,114,000

Consumer Discretionary Sector Total		7,989,904	5.10%

Energy
Oil: Crude Producers
51,000	Contango Oil & Gas Co. *	2,980,440
Oil Well Equipment & Services
36,551	CARBO Ceramics, Inc.	5,955,985
22,325	Core Laboratories NV	2,490,131
11,325	Tesco Corp. *	219,818
Oil Well Equipment & Services Industry Total		8,665,934

Energy Sector Total		11,646,374	7.43%

Financial Services
Asset Management & Custodian
107,061	Westwood Holdings Group, Inc.	4,079,024
Financial Data & Systems
146,000	Advent Software, Inc. *	4,112,820
20,475	Factset Research Systems, Inc.	2,095,002
62,500	Morningstar, Inc.	3,798,750
Financial Information Services Total		10,006,572

Financial Services Sector Total		14,085,596	8.99%

Healthcare
Health Care Services
161,000	Align Technology, Inc. *	3,670,800
191,900	Healthstream, Inc. *	2,546,513
22,962	National Research Corp.	838,802
47,875	Quality Systems, Inc.	4,179,488
Health Care Services Total		11,235,603
Medical Equipment
135,000	Abaxis, Inc. *	3,678,750
74,500	Immucor, Inc. *	1,521,290
Medical Equipment Total		5,200,040
Medical & Dental Equipment & Supplies
50,325	Integra Lifesciences Holdings Co. *	2,406,038
170,000	Meridian Bioscience, Inc.	4,098,700
59,751	Neogen Corp. *	2,701,343
32,250	Techne Corp.	2,688,683
Medical & Dental Equipment & Supplies Total		11,894,764

Healthcare Sector Total		28,330,407	18.08%

Materials & Processing
Building Materials
150,000	Simpson Manufacturing Co., Inc.	4,480,500
Chemicals & Allied Products
77,225	Balchem Corp.	3,380,911

Materials & Processing Sector Total		7,861,411	5.02%

Producer Durables
Aerospace
62,850	AeroVironment, Inc. *	2,221,748
Commercial Services
61,275	Advisory Board Co. *	3,546,597
105,000	CoStar Group, Inc. *	6,224,400
99,300	Ritchie Bros. Autioneers, Inc.	2,729,757
170,926	Rollins, Inc.	3,483,472
130,000	Tetra Tech, Inc. *	2,925,000
Commercial Services Total		18,909,226
Diversified Manufacturing Operations
87,450	Raven Industries, Inc.	4,871,840
Scientific Instruments: Control & Filter
144,675	Sun Hydraulics Corp.	6,915,465

Producer Durables Sector Total		32,918,279	21.01%

Technology
Computer Services Software & Systems
330,000	Accelrys, Inc. *	2,346,300
110,000	Blackbaud, Inc.	3,049,200
53,250	Blackboard, Inc. *	2,310,517
41,650	MICROS Systems, Inc. *	2,070,421
240,000	NIC, Inc.	3,230,400
55,000	Pegasystems, Inc.	2,560,250
110,000	Pro Holdings, Inc. *	1,923,900
160,000	Tyler Technologies, Inc. *	4,284,800
Computer Services Software & Systems Total		21,775,788
Electronic Components
83,350	Acacia Research Corp. *	3,058,111
66,975	Hittite Microwave Corp. *	4,146,422
80,000	NVE Corp. *	4,676,000
Electronic Components Total		11,880,533
Electronics
119,500	II-VI, Inc. *	3,059,200
Information Technology
240,000	Bottomline Technologies, Inc. *	5,930,400
158,175	Comscore, Inc. *	4,096,732
121,000	Sourcefire, Inc. *	3,596,120
		13,623,252

Technology Sector Total		50,338,773	32.13%

TOTAL COMMON STOCKS
	(Cost $108,910,954)	153,170,744	97.76%

SHORT-TERM INVESTMENTS
2,946,927	UMB Bank Money Market Fiduciary (Cost $2,946,927) 0.01% **	2,946,927	1.88%

TOTAL INVESTMENTS
	(Cost $111,857,881)	156,117,671	99.64%

	Other Assets Less Liabilities	559,016	0.36%

	TOTAL NET ASSETS	$156,676,687	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $111,857,881 amounted to $47,206,717 which consisted of aggregate gross unrealized appreciation of
$48,925,957 and aggregate gross unrealized depreciation of $1,719,240.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2011 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$153,170,744	$0	$0	$153,170,744
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$2,946,927	$0	$0	$2,946,927
Total	$156,117,671	$0	$0	$156,117,671

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		June 30, 2011 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Hotel Restaurants & Leisure
37,810	Darden Restaurants, Inc.	1,881,425	3.36%
Media
45,536	McGraw-Hill Co., Inc.	1,908,413	3.41%
Specialty Retail
26,597	TJX Companies, Inc.	1,397,140	2.50%
Textiles, Apparel & Luxury Goods
11,281	VF Corp.	1,224,665	2.19%

	CONSUMER DISCRETIONARY SECTOR TOTAL	6,411,643	11.45%

CONSUMER STAPLES

Beverages
17,093	Pepsico, Inc.	1,203,860	2.15%
Food Products
46,766	McCormick & Co.	2,318,190	4.14%
28,990	General Mills, Inc.	1,079,008	1.93%
Food Products Total		3,397,198	6.07%
Food & Staples Retailing
57,774	Walgreen Co.	2,453,084	4.38%
Household Products
9,707	Colgate Palmolive Co.	848,489	1.52%

	CONSUMER STAPLES SECTOR TOTAL	7,902,631	14.11%

ENERGY

Energy Equipment & Services
30,631	Cameron International Corp. *	1,540,433	2.75%
Oil, Gas & Consumable Fuels
21,264	Chevron Corp.	2,186,789	3.91%
22,631	Exxon Mobil Corp.	1,841,711	3.29%
Oil, Gas & Consumable Fuels Total		4,028,500	7.19%

	ENERGY SECTOR TOTAL	5,568,933	9.95%

FINANCIALS

Capital Markets
53,535	Federated Investors, Inc.	1,276,274	2.28%
Insurance
23,862	Aflac, Inc.	1,113,888	1.99%
45,399	Progressive Corp.	970,630	1.73%
Insurance Total		2,084,518	3.72%

	FINANCIALS SECTOR TOTAL	3,360,792	6.00%

HEALTH CARE

Biotechnology
31,590	Amgen, Inc. *	1,843,276	3.29%
Health Care Equipment & Supplies
26,255	Stryker Corp.	1,540,906	2.75%
Health Care Providers & Services
17,913	McKesson Corp.	1,498,422	2.68%
10,461	Laboratory Corp of America *	1,012,520	1.81%
Health Care Providers & Services Total		2,510,942	4.48%
Pharmaceuticals
33,229	Johnson & Johnson	2,210,393	3.95%
27,759	Pfizer, Inc.	571,835	1.02%
Pharmaceuticals Total		2,782,228	4.97%

	HEALTH CARE SECTOR TOTAL	8,677,352	15.50%

INDUSTRIALS

Aerospace & Defense
24,614	United Technologies Corp.	2,178,585	3.89%
Air Freight & Logistics
16,614	C.H. Robinson Worldwide, Inc.	1,309,847	2.34%
Industrial Conglomerates
36,510	General Electric Co.	688,578	1.23%
Machinery
35,485	Danaher Corp.	1,880,350	3.36%

	INDUSTRIALS SECTOR TOTAL	6,057,360	10.82%

INFORMATION TECHNOLOGY

Communications Equipment
21,674	Qualcomm, Inc	1,230,866	2.20%
Computers & Peripherals
5,470	Apple, Inc. *	1,836,114	3.28%
35,143	Hewlett-Packard Co.	1,279,205	2.28%
Computers & Peripherals Total		3,115,319	5.56%
Information Technology Services
10,871	International Business Machines, Inc.	1,864,920	3.33%
Semiconductors & Semiconductor
43,963	Altera Corp.	2,037,685	3.64%
Software
49,775	Microsoft Corp.	1,294,150	2.31%
59,210	Oracle Corp.	1,948,601	3.48%
Software Total		3,242,751	5.79%

	INFORMATION TECHNOLOGY SECTOR TOTAL	11,491,541	20.52%

MATERIALS

Containers & Packaging
42,664	Ball Corp.	1,640,857	2.93%

	MATERIALS SECTOR TOTAL	1,640,857	2.93%

TELECOMMUNICATION SERVICES

Diversified Telecommunication
56,475	AT&T, Inc.	1,773,879	3.17%

	TELECOMMUNICATIONS SECTOR TOTAL	1,773,879	3.17%

UTILITIES

Multi-Utilities
49,091	Wisconsin Energy Corp.	1,539,003	2.75%

	UTILITIES SECTOR TOTAL	1,539,003	2.75%

TOTAL COMMON STOCKS
	(Cost $47,510,178)	54,423,991	97.19%

SHORT-TERM INVESTMENTS
1,599,868	UMB Bank Money Market Fiduciary 0.03% (Cost $1,599,868) **	1,599,868	2.86%

TOTAL INVESTMENTS
	(Cost $49,110,046)	56,023,859	100.05%

	Liabilites in Excess of Other Assets	(29,159)	-0.05%

	TOTAL NET ASSETS	55,994,700	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized appreciation on investments was $6,913,813, which consisted of aggregate gross unrealized appreciation of $7,711,166 and aggregate gross unrealized depreciation of $797,353.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2011 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$54,423,991	$0	$0	$54,423,991
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$1,599,868	$0	$0	$1,599,868
Total	$56,023,859	$0	$0	$56,023,859

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 19, 2011

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 19, 2011

* Print the name and title of each signing officer under his or her signature.